UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	11/30/09

FORM N-CSR

Item 1.	Reports to Stockholders.

General California Municipal Money Market Fund

ANNUAL REPORT November 30, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
25	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Important Tax Information
36	Information About the Review and Approval of the Fund’s Management Agreement
40	Board Members Information
42	Officers of the Fund
FOR MORE INFORMATION
Back Cover

General California
Municipal Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for General California Municipal Money Market Fund, covering the 12-month period from December 1, 2008, through November 30, 2009.

Evidence has continued to accumulate that the U.S. recession is over and sustained economic recoveries have begun worldwide. U.S. Government liquidity-support and stimulus programs, along with an aggressively accommodative monetary policy have so far succeeded in calming the financial crisis, ending the recession and sparking the beginning of a global expansion. As 2009 draws to a close, we expect a continuation of the current sustained rallies among fixed-income and equity asset classes, along with low yields and outflows of money fund assets into these other asset classes.

While money market yields are unlikely to improve anytime soon, we continue to stress the importance of both municipal and taxable money market mutual funds as a haven of price stability and liquidity for risk-averse investors. Is your cash allocation properly positioned for the next phase of this economic cycle? Talk to your financial advisor, who can help you make that determination and prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2008, through November 30, 2009, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2009, General California Municipal Money Market Fund’s Class A and Class B shares produced yields of 0.24% and 0.03%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced effective yields of 0.24% and 0.03%, respectively.

Yields of tax-exempt money market instruments declined to historically low levels during the reporting period as the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative monetary policy to combat a recession and financial crisis.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a portfolio of high-quality, municipal money market instruments that provide income exempt from federal and California state personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in California’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s aver-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

age maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Recession, Supply-and-Demand Dynamics Kept Yields Low

Economic conditions deteriorated sharply in the weeks prior to the start of the reporting period due to weakness in housing markets, rising unemployment and declining consumer confidence. In addition, the failures of major financial institutions sparked a global credit crisis that punished dealers and insurers of municipal securities.These developments caused dislocations among a wide variety of financial assets, including some money market instruments.

In response, the Fed reduced the overnight federal funds rate in December 2008 to an unprecedented low range of 0% to 0.25%.The U.S. Department of the Treasury also had initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through September 18, 2009.

Tighter lending restrictions led to a decrease in the available supply of variable-rate demand notes and tender option bonds, effectively increasing funding costs for municipalities in the short-term market. Consequently, more issuers instead have issued longer-term bonds, including taxable securities through the government-supported Build America Bonds program. Meanwhile, demand for tax-exempt money market instruments has remained robust from individuals concerned about tax increases. Due to competitive yields compared with taxable money market instruments, the tax-exempt market also has seen demand from institutional investors. The combination of limited supply and robust demand put additional downward pressure on already low tax-exempt money market yields.

Finally, many states and municipalities currently face weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs. California has continued to experience severe fiscal pressures due to a higher-than-average unemployment rate and slumping housing markets.

In-House Research Supported Credit Quality

We focused throughout the reporting period on direct, high-quality municipal obligations. Our credit analysts conduct in-depth, independent research into the fiscal health of the issuers we consider, a process that helped the fund avoid some of the credit-related problems affecting some other money market funds during the downturn.We favored instruments—including commercial paper and municipal notes with maturities less than six months—backed by high-quality banks, pledged tax appropriations or revenues from colleges, hospitals and public facilities providing essential services. We generally shied away from instruments issued by entities that depend heavily on state aid.

After interest rates fell to historical lows, we reduced the fund’s weighted average maturity to a range that was shorter than industry averages. We later adjusted the fund’s weighted average maturity to a roughly neutral position. Because yield differences have remained relatively narrow along the market’s maturity range, these conservative strategies did not detract materially from the fund’s performance.

Safety and Liquidity Are Paramount

Due to California’s ongoing economic and fiscal challenges, we believe the prudent course continues to be a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.The Fed has repeatedly indicated that it is likely to keep short-term interest rates near historical lows for an extended period, suggesting that money market yields are unlikely to rise significantly anytime soon.

December 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class A and Class B shares would have produced a yield of 0.2% and
-0.26%, respectively, and an effective yield of 0.20% and -0.26%, respectively.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General California Municipal Money Market Fund from June 1, 2009 to November 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2009
	Class A	Class B
Expenses paid per $1,000†	$ 2.71	$ 2.86
Ending value (after expenses)	$1,000.20	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2009
	Class A	Class B
Expenses paid per $1,000†	$ 2.74	$ 2.89
Ending value (after expenses)	$1,022.36	$1,022.21

† Expenses are equal to the fund’s annualized expense ratio of .54% for Class A and .57% for Class B, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2009

Short-Term	Coupon	Maturity	Principal
Investments—99.0%	Rate (%)	Date	Amount ($)		Value ($)
California—95.9%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; Bank
of America)	0.24	12/7/09	1,605,000	[a]	1,605,000
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)	0.54	12/7/09	3,315,000	[a]	3,315,000
Alameda County Industrial
Development Authority, Revenue
(Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)	0.54	12/7/09	2,340,000	[a]	2,340,000
Alameda County Industrial
Development Authority, Revenue
(Pacific Paper Tube, Inc.
Project) (LOC; Wells Fargo Bank)	0.36	12/7/09	2,075,000	[a]	2,075,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California State
Teachers Retirement System)	0.51	12/7/09	2,960,000	[a]	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corporation
Project) (LOC; Bank of the West)	0.51	12/7/09	3,000,000	[a]	3,000,000
Alameda County Industrial
Development Authority, Revenue
(Tool Family Partnership
Project) (LOC; Wells Fargo Bank)	0.36	12/7/09	2,035,000	[a]	2,035,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors, Inc.
Project) (LOC; Comerica Bank)	0.54	12/7/09	2,570,000	[a]	2,570,000
Alameda County Industrial
Development Authority, Revenue
(United Manufacturing
Assembly, Inc. Project) (LOC;
Wells Fargo Bank)	0.37	12/7/09	2,000,000	[a]	2,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
Economic Recovery Bonds
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.40	12/7/09	29,650,000	[a]	29,650,000
California,
GO Notes (LOC: JPMorgan Chase
Bank and Westdeutsche
Landesbank)	0.21	12/1/09	28,100,000	[a]	28,100,000
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.30	12/7/09	24,000,000	[a]	24,000,000
California Economic Development
Financing Authority, IDR
(Scientific Specialties
Project) (LOC; Bank of America)	0.37	12/7/09	1,045,000	[a]	1,045,000
California Economic Development
Financing Authority, IDR (Volk
Enterprises, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.35	12/7/09	1,500,000	[a,b]	1,500,000
California Economic Development
Financing Authority, IDR
(Vortech Engineering, Inc.
Project) (LOC; U.S. Bank NA)	0.37	12/7/09	1,915,000	[a]	1,915,000
California Educational Facilities
Authority, Revenue (Loyola
Marymount University) (LOC;
Allied Irish Banks)	0.31	12/7/09	2,650,000	[a]	2,650,000
California Educational Facilities
Authority, Revenue (University
of San Francisco) (LOC; Allied
Irish Banks)	0.28	12/7/09	4,235,000	[a]	4,235,000
California Educational Facilities
Authority, Revenue (University
of San Francisco) (LOC; Allied
Irish Banks)	0.28	12/7/09	950,000	[a]	950,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.25	1/13/10	29,400,000		29,400,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.40	2/25/10	8,400,000		8,400,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.30	3/11/10	11,800,000		11,800,000
California Enterprise Development
Authority, IDR (JBR, Inc.
Project) (LOC; U.S. Bank NA)	0.42	12/7/09	10,000,000	[a]	10,000,000
California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (LOC; U.S. Bank NA)	0.42	12/7/09	6,895,000	[a]	6,895,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	0.62	12/7/09	1,300,000	[a]	1,300,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	0.62	12/7/09	1,397,050	[a]	1,397,050
California Infrastructure and
Economic Development Bank, IDR
(Hydro System, Inc. Project)
(LOC; Comerica Bank)	0.62	12/7/09	1,460,000	[a]	1,460,000
California Infrastructure and
Economic Development Bank, IDR
(International Raisins, Inc.
Project) (LOC; M&T Bank)	0.62	12/7/09	3,750,000	[a]	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator Exchange, Inc.
Project) (LOC; California State
Teachers Retirement System)	0.56	12/7/09	3,900,000	[a]	3,900,000
California Infrastructure and
Economic Development Bank, IDR
(Studio Moulding Project)
(LOC; Comerica Bank)	0.62	12/7/09	2,830,000	[a]	2,830,000
California Infrastructure and
Economic Development Bank, IDR
(Surtec, Inc. Project) (LOC;
Wells Fargo Bank)	0.34	12/7/09	1,650,000	[a]	1,650,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials, Inc.
Project) (LOC; California State
Teachers Retirement System)	0.41	12/7/09	1,990,000	[a]	1,990,000
California Municipal Finance
Authority, Revenue (Vacaville
Christian Schools Project)
(LOC; Allied Irish Banks)	0.47	12/7/09	7,000,000	[a]	7,000,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil, Inc. Project)
(LOC; Bank of The West)	0.42	12/7/09	4,830,000	[a]	4,830,000
California Pollution Control
Financing Authority, SWDR (Ag
Resources, III LLC Project)
(LOC; CoBank ACB)	0.44	12/7/09	2,780,000	[a]	2,780,000
California Pollution Control
Financing Authority,
SWDR (Bay Counties
Waste Services, Inc. Project)
(LOC; Comerica Bank)	0.54	12/7/09	4,665,000	[a]	4,665,000
California Pollution Control
Financing Authority, SWDR (BLT
Enterprises of Fremont LLC
Project) (LOC; Union Bank
of California)	0.44	12/7/09	7,075,000	[a]	7,075,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc.
Project) (LOC; Union
Bank of California)	0.44	12/7/09	4,420,000	[a]	4,420,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc.
Project) (LOC; Union
Bank of California)	0.44	12/7/09	2,500,000	[a]	2,500,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries, Inc.
Project) (LOC; U.S. Bank NA)	0.37	12/7/09	450,000	[a]	450,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	0.54	12/7/09	490,000	[a]	490,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	0.42	12/7/09	3,395,000	[a]	3,395,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	0.42	12/7/09	7,840,000	[a]	7,840,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	0.42	12/7/09	24,310,000	[a]	24,310,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC Project)
(LOC; Union Bank of California)	0.42	12/7/09	4,485,000	[a]	4,485,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	0.54	12/7/09	6,350,000	[a]	6,350,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.54	12/7/09	5,730,000	[a]	5,730,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.54	12/7/09	2,920,000	[a]	2,920,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.54	12/7/09	1,245,000	[a]	1,245,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	0.39	12/7/09	1,000,000	[a]	1,000,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	0.39	12/7/09	1,300,000	[a]	1,300,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.54	12/7/09	7,950,000	[a]	7,950,000
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank of California)	0.44	12/7/09	3,365,000	[a]	3,365,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica Bank)	0.54	12/7/09	3,595,000	[a]	3,595,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corporation Project)
(LOC; Wells Fargo Bank)	0.44	12/7/09	1,005,000	[a]	1,005,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	0.44	12/7/09	7,410,000	[a]	7,410,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	0.54	12/7/09	2,330,000	[a]	2,330,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank
of California)	0.44	12/7/09	17,815,000	[a]	17,815,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union
Bank of California)	0.44	12/7/09	2,035,000	[a]	2,035,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union
Bank of California)	0.44	12/7/09	3,870,000	[a]	3,870,000
California Pollution Control
Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Union Bank
of California)	0.44	12/7/09	2,880,000	[a]	2,880,000
California Pollution Control
Financing Authority, SWDR
(Specialty Solid Waste
Project) (LOC; Comerica Bank)	0.54	12/7/09	95,000	[a]	95,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.54	12/7/09	4,646,000	[a]	4,646,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.54	12/7/09	4,510,000	[a]	4,510,000
California Pollution Control
Financing Authority, SWDR
(Upper Valley Disposal Service
Project) (LOC; Union Bank
of California)	0.44	12/7/09	1,940,000	[a]	1,940,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.54	12/7/09	2,920,000	[a]	2,920,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank of California)	0.44	12/7/09	5,200,000	[a]	5,200,000
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the West)	0.45	12/7/09	3,400,000	[a]	3,400,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	0.35	12/7/09	3,700,000	[a]	3,700,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	0.35	12/7/09	4,600,000	[a]	4,600,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	0.35	12/7/09	2,935,000	[a]	2,935,000
California Statewide Communities
Development Authority, Revenue
(Azusa Pacific University Project)
(LOC; Allied Irish Banks)	0.37	12/7/09	9,500,000	[a]	9,500,000
California Statewide Communities
Development Authority, Revenue
(The Culinary Institute of America)
(LOC; Allied Irish Banks)	0.38	12/7/09	5,000,000	[a]	5,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	12/10/09	32,000,000		32,000,000
Commerce Joint Powers Financing
Authority, IDR (Precision Wire
Products, Inc. Project) (LOC;
Bank of America)	0.37	12/7/09	910,000	[a]	910,000
Contra Costa County, COP
(Concord Healthcare Center, Inc.)
(LOC; Bank of America)	0.45	12/7/09	1,140,000	[a]	1,140,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment
Agency, Tax Allocation
Revenue, Refunding (Anaheim
Merged Redevelopment
Project Area)) (Liquidity
Facility; Deutsche Bank AG
and LOC; Deutsche Bank AG)	0.24	12/7/09	17,010,000	[a,c]	17,010,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Eastern Municipal Water District,
Water and Sewer Revenue, COP
(Installment Sale Agreement
with Eastern Municipal Water
District Facilities Corporation)
(Liquidity Facility; Citibank NA)	0.25	12/7/09	5,000,000	[a,c]	5,000,000
Grant Joint Union High School
District, COP (School Facility
Bridge Fund Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	1.30	12/7/09	5,420,000	[a]	5,420,000
Kern County,
GO Notes, TRAN	2.50	6/30/10	26,650,000		26,910,692
Los Angeles Community
Redevelopment Agency, COP
(Broadway-Spring Center
Project) (LOC; Comerica Bank)	1.25	12/7/09	3,600,000	[a]	3,600,000
Los Angeles Community
Redevelopment Agency, MFHR
(Views at 270) (LOC; Citibank NA)	0.35	12/7/09	1,685,000	[a]	1,685,000
Los Angeles Department of
Airports, Airport Revenue, CP
(LOC: Citibank NA and State
Street Bank and Trust Co.)	0.30	12/2/09	4,500,000		4,500,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko Steel, Inc.
Project) (LOC; Comerica Bank)	0.65	12/7/09	1,560,000	[a]	1,560,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; California State
Teachers Retirement System)	0.57	12/7/09	3,000,000	[a]	3,000,000
Los Angeles Industrial Development
Authority, IDR (Wing Hing
Noodle Company Project)
(LOC; Comerica Bank)	0.65	12/7/09	1,525,000	[a]	1,525,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	0.40	12/10/09	4,500,000		4,500,000
Macon Trust Various Certificates
(Tustin Unified School District,
Special Tax Revenue) (Liquidity
Facility; Bank of America
and LOC; Bank of America)	0.72	12/7/09	13,095,000	[a,c]	13,095,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.54	12/7/09	940,000	[a,c]	940,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, Revenue
(Japanese American National
Museum)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch
Capital Services)	1.26	12/7/09	3,875,000	[a,c]	3,875,000
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.54	12/7/09	22,000,000	[a,c]	22,000,000
Riverside County Industrial
Development Authority, IDR
(California Mold Inc. Project)
(LOC; Bank of the West)	0.72	12/7/09	2,155,000	[a]	2,155,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California State
Teachers Retirement System)	0.42	12/7/09	4,275,000	[a]	4,275,000
Sacramento Suburban Water
District, COP, Refunding (LOC;
Allied Irish Banks)	0.25	12/7/09	12,160,000	[a]	12,160,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; Assured
Guaranty Municipal Corp.
and Liquidity Facility;
Westdeutsche Landesbank)	0.32	12/7/09	7,100,000	[a]	7,100,000
Tulare-Porterville Schools
Financing Authority, COP
(Refinancing Project)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.40	12/7/09	6,075,000	[a]	6,075,000
University of California,
Revenue, CP	0.32	2/12/10	11,000,000		11,000,000
U.S. Related—3.1%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.27	12/7/09	10,415,000	[a,c]	10,415,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.27	12/7/09	3,700,000	[a,c]	3,700,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	0.71	12/7/09	4,940,000	[a,c]	4,940,000

Total Investments (cost $604,693,742)			99.0%		604,693,742

Cash and Receivables (Net)			1.0%		5,925,486

Net Assets			100.0%		610,619,228

a Variable rate demand note—rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Partially purchased on a delayed delivery basis.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities amounted to $80,975,000 or 13.3% of net assets.

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	100.0
† Based on total investments.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2009

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	604,693,742	604,693,742
Cash		6,957,625
Interest receivable		620,622
Prepaid expenses		32,379
		612,304,368
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		211,747
Payable for investment securities purchased		850,000
Payable for shares of Beneficial Interest redeemed		554,189
Accrued expenses		69,204
		1,685,140
Net Assets ($)		610,619,228
Composition of Net Assets ($):
Paid-in capital		610,619,228
Net Assets ($)		610,619,228

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	538,776,384	71,842,844
Shares Outstanding	538,578,945	71,816,717
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2009

Investment Income ($):
Interest Income	7,004,951
Expenses:
Management fee—Note 2(a)	4,136,370
Shareholder servicing costs—Note 2(c)	537,064
Treasury insurance expense—Note 1(e)	294,462
Distribution and prospectus fees—Note 2(b)	155,833
Registration fees	76,270
Custodian fees—Note 2(c)	76,251
Professional fees	76,006
Trustees’ fees and expenses—Note 2(d)	41,134
Prospectus and shareholders’ reports	32,954
Miscellaneous	36,980
Total Expenses	5,463,324
Less—reduction in expenses due to undertaking—Note 2(a)	(429,982)
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(37,209)
Less—reduction in fees due to earnings credits—Note 1(b)	(15,041)
Net Expenses	4,981,092
Investment Income—Net, representing net increase
in net assets resulting from operations	2,023,859

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2009	2008
Operations ($):
Investment income—net	2,023,859	17,013,310
Net realized gain (loss) on investments	—	54,766
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,023,859	17,068,076
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,051,968)	(15,652,016)
Class B Shares	(26,657)	(1,361,294)
Total Dividends	(2,078,625)	(17,013,310)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	2,416,171,994	4,687,259,794
Class B Shares	219,446,844	188,316,234
Dividends reinvested:
Class A Shares	1,825,890	13,546,959
Class B Shares	26,657	1,348,434
Cost of shares redeemed:
Class A Shares	(2,780,872,835)	(4,327,273,226)
Class B Shares	(230,271,353)	(199,768,843)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(373,672,803)	363,429,352
Total Increase (Decrease) in Net Assets	(373,727,569)	363,484,118
Net Assets ($):
Beginning of Period	984,346,797	620,862,679
End of Period	610,619,228	984,346,797

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,
Class A Shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.019	.031	.028	.017
Distributions:
Dividends from investment income—net	(.002)	(.019)	(.031)	(.028)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.24	1.94	3.12	2.87	1.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.62	.58	.58	.58	.59
Ratio of net expenses
to average net assets	.58	.57	.58	.58[a]	.59[a]
Ratio of net investment income
to average net assets	.27	1.84	3.07	2.84	1.75
Net Assets, end of period ($ x 1,000)	538,776	901,709	528,101	426,232	327,729

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended November 30,
Class B Shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.015	.027	.024	.013
Distributions:
Dividends from investment income—net	(.000)[a]	(.015)	(.027)	(.024)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03	1.51	2.69	2.46	1.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08	1.05	1.05	1.05	1.06
Ratio of net expenses
to average net assets	.79	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.03	1.49	2.66	2.45	1.44
Net Assets, end of period ($ x 1,000)	71,843	82,638	92,762	78,168	64,598

a Amount represents less than $.001 per share.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General California Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class B. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2009, sub-accounting service fees amounted to $38,459 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	604,693,742
Level 3—Significant Unobservable Inputs	—
Total	604,693,742
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2009 and November 30, 2008 were as follows: tax exempt income $2,023,859 and $17,013,310, ordinary income $12,873 and $0 and long-term capital gains $41,893 and $0, respectively.

During the period ended November 30, 2009, as a result of permanent book to tax differences primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $54,766 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program.As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the two extended periods of the Program required payments to the Treasury in the amounts of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2009, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time.The expense reimbursement, pursuant to the undertakings amounted to $239,760 for Class A and $190,222 for Class B shares during the period ended November 30, 2009.

(b) Under the Distribution Plan with respect to Class B (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2009, Class B shares were charged $155,833 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2009, Class A shares were charged $185,458 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2008 through November 30, 2009 to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

fees, interest on borrowings and extraordinary expenses, exceeded an annual rate of 1% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended November 30, 2009, Class B shares were charged $192,291 pursuant to the Class B Shareholder Services Plan, of which $37,209 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2009, the fund was charged $60,621 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2009, the fund was charged $6,305 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2009, the fund was charged $76,251 pursuant to the custody agreement.

During the period ended November 30, 2009, the fund was charged $6,539 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $254,851, Rule 12b-1 distribution plan fees $11,864, shareholder services plan fees $17,796, custodian fees $19,806, chief compliance officer fees $4,454 and transfer agency per account fees $9,911, which are offset against an expense reimbursement currently in effect in the amount of $106,935.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 22, 2010, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

General California Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of General California Municipal Money Market Fund, including the statement of investments, as of November 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General California Municipal Money Market Fund at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 22, 2010

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 2009 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are California residents, California personal income taxes), except $41,893 that is being designated as a long-term capital gain distribution and $12,873 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2009 calendar year on Form 1099-INT, which will be mailed in early 2010.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 21, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares are sold primarily through institutional channels and often serve as a “sweep vehicle” for use by third party broker-dealers for their customers.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected by Lipper.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2009, and noted that the fund’s total return performance was above the Performance Group median for each of the periods, and was also above the Performance Universe median for each of the periods, except the ten-year period, when it was equal to the median.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual and actual management fees were higher than the Expense Group and Expense Universe medians, and that the fund’s total expense ratio was equal to the Expense Group median, but higher than the Expense Universe median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category, as the fund (the “Similar Funds”).The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager informed the Board members that there were no separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that mate- rial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 39

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 171 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 171 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

J. DAVID OFFICER, Vice President since January 2010.

Director of Mellon United National Bank, an affiliate of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. Prior to June 2009, Mr. Officer was Chief Operating Officer,Vice Chairman and a director of the Manager, where he had been employed since April 1998. He is 61 years old.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director-Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager - Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager - Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager - Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

The Fund 43

OFFICERS OF THE FUND (Unaudited) (continued)

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 194 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 190 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

For More Information

General California Municipal Money Market Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GCAXX	Class B: GENXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

0573AR1109

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,648 in 2008 and $34,322 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,398 in 2008 and $5,276 in 2009.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,273 in 2008 and $3,576 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $232 in 2008 and $304 in 2009. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2008 and $0 in 2009.

Note: In each of (b) through (d) of this Item 4, 100% of all services provided by the Auditor were pre-approved as required.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $9,452,992 in 2008 and $26,086,988 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	January 19, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)